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TYPE						13F-HR
PERIOD					06/30/08
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	December 31, 2008
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	January 23, 2009

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		54
Form 13F Information Table Value Total:		578401
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206r102    13291 466350.00 SH      Sole                466350.00
Adobe Systems Inc              COM              00724F101    15882 745968.00 SH      Sole                745968.00
Agilent Technologies Inc       COM              00846U101     4417 282600.00 SH      Sole                282600.00
Air Products & Chemicals Inc   COM              009158106    11974 238200.00 SH      Sole                238200.00
Apple Computer                 COM              037833100     5313 62250.00 SH       Sole                 62250.00
Autozone Inc                   COM              053332102     4285 30725.00 SH       Sole                 30725.00
Bard (C.R.) Inc                COM              067383109    21676 257251.00 SH      Sole                257251.00
Baxter International Inc       COM              071813109    13895 259275.00 SH      Sole                259275.00
Becton Dickinson & Co          COM              075887109     8318 121625.00 SH      Sole                121625.00
Bucyrus International Inc      COM              118759109      217 11725.00 SH       Sole                 11725.00
Campbell Soup Co               COM              134429109     7708 256850.00 SH      Sole                256850.00
Celgene Corporation            COM              151020104    21534 389550.00 SH      Sole                389550.00
Cisco Systems Inc              COM              17275R102    15904 975700.00 SH      Sole                975700.00
Clorox Company                 COM              189054109    12252 220515.00 SH      Sole                220515.00
Corning Inc                    COM              219350105    11982 1257325.00 SH     Sole               1257325.00
Emerson Electric Co            COM              291011104    17377 474651.00 SH      Sole                474651.00
Exxon Mobil Corporation        COM              30231G102    11112 139200.00 SH      Sole                139200.00
FPL Group Inc                  COM              302571104    12153 241475.00 SH      Sole                241475.00
Gamestop Corp - Cl A           COM              36467w109    11660 538300.00 SH      Sole                538300.00
General Electric Co            COM              369604103     3064 189125.00 SH      Sole                189125.00
Genzyme Corp - Genl Division   COM              372917104     7599 114500.00 SH      Sole                114500.00
Gilead Sciences Inc            COM              375558103    14910 291550.00 SH      Sole                291550.00
Goldman Sachs Group Inc        COM              38141G104     1414 16750.00 SH       Sole                 16750.00
Goodrich Corp                  COM              382388106      487 13150.00 SH       Sole                 13150.00
Google Inc - Class A           COM              38259P508    15170 49310.00 SH       Sole                 49310.00
Hewlett Packard Co             COM              428236103    20638 568700.00 SH      Sole                568700.00
International Business Machine COM              459200101     6099 72475.00 SH       Sole                 72475.00
ITT Corp                       COM              450911102    15071 327700.00 SH      Sole                327700.00
J.P. Morgan Chase & Company    COM              46625H100     7724 244975.00 SH      Sole                244975.00
Joy Global Inc                 COM              481165108     2751 120200.00 SH      Sole                120200.00
Microchip Technology Inc       COM              595017104      678 34700.00 SH       Sole                 34700.00
Molson Coors Brewing Co.       COM              60871r209     7266 148525.00 SH      Sole                148525.00
Monsanto Co                    COM              61166w101     9731 138325.00 SH      Sole                138325.00
National Oilwell Varco         COM              637071101    10253 419500.00 SH      Sole                419500.00
Nike Inc Cl B                  COM              654106103    10503 205950.00 SH      Sole                205950.00
Norfolk Southern Corp          COM              655844108     6208 131950.00 SH      Sole                131950.00
Northern Trust Corp            COM              665859104    15856 304100.00 SH      Sole                304100.00
Oracle Corporation             COM              68389X105    22605 1274975.00 SH     Sole               1274975.00
Pepsico Inc                    COM              713448108    22472 410300.00 SH      Sole                410300.00
PNC Financial Services Group   COM              693475105    10775 219900.00 SH      Sole                219900.00
Procter & Gamble               COM              742718109    14390 232775.00 SH      Sole                232775.00
Raytheon Company               COM              755111507    14775 289475.00 SH      Sole                289475.00
Roper Industries Inc           COM              776696106     8861 204125.00 SH      Sole                204125.00
Sunoco Inc.                    COM              86764P109     2547 58600.00 SH       Sole                 58600.00
T Rowe Price Group Inc         COM              74144T108    13832 390299.00 SH      Sole                390299.00
Tidewater Inc                  COM              886423102      400  9925.00 SH       Sole                  9925.00
Transocean                     COM              H8817h100     8707 184282.00 SH      Sole                184282.00
U S Bancorp                    COM              902973304    10384 415175.00 SH      Sole                415175.00
VF Corp                        COM              918204108    18201 332325.00 SH      Sole                332325.00
Vulcan Materials Co            COM              929160109     1319 18960.00 SH       Sole                 18960.00
Wal-Mart Stores Inc            COM              931142103    19493 347725.00 SH      Sole                347725.00
Waters Corp                    COM              941848103     7864 214575.00 SH      Sole                214575.00
XTO Energy Inc                 COM              98385X106    16726 474231.00 SH      Sole                474231.00
Yum! Brands,Inc                COM              988498101     8676 275425.00 SH      Sole                275425.00

REPORT SUMMARY			54 DATA RECORDS		     578401		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
